Share-based Compensation	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Share-based Compensation

14. SHARE-BASED COMPENSATION

On June 7, 2007, the Board of Directors of the Company passed a resolution to adopt the 2007 Global Share Plan (the “2007 Share Plan”) that provides for the granting of options to selected employees, directors and non-employee consultants to acquire common shares of the Company at exercise prices determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 10,000,000 common shares for the issuance under the 2007 Share Plan. On December 15, 2007, the Board of Directors passed a resolution to increase the number of shares reserved for issuance under the Plan to 21,176,471 common shares. On April 26, 2010, December 15, 2010 and February 28, 2011, the Board of Director of the Company passed resolutions to increase the number of shares reserved for issuance under the 2007 Share Plan to 26,415,442, 36,415,442 and 44,415,442 common shares, respectively.

On March 15, 2011, the Board of Directors of the Company passed a resolution to adopt the 2011 Share Incentive Plan (the “2011 Share Plan”) that provides for the granting of options, restricted shares or restricted share units (collectively the “Awards”) to selected employees, directors, and non-employee consultants to acquire common shares of the Company. The exercise prices of the options are determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 13,000,000 common shares for the issuance under the 2011 Share Plan. The Company may grant Awards that entitle holders to up to 13 million shares (the “Authorized Grant Pool”). For every year thereafter, starting in 2012, the Company may add up to a certain number of shares to the Authorized Grant Pool (the “Annual Increase Amount”). The Annual Increase Amount is defined as the number of shares underlying all awards granted in the previous year that are still outstanding.

All Company’s Awards will be exercisable only if Award holder continues employment or non-employee consultant provides service through each vesting date. Granted Awards follow any of the four vesting schedules (“Schedule I”, “Schedule II”, “Schedule III” and “Schedule IV”) below:

Schedule I:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 1/48 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a three-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of the 2007 Share Plan or 2011 Share Plan

Schedule II:

1. 100% of the Awards will become vested on the first-year anniversary of the vesting commencement date.

Schedule III:

1. 100% of the Awards will become vested when granted and not subject to any vesting terms.

Schedule IV:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 1/60 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a five-year period thereafter, until fully vested (6 years) or vesting terminates pursuant to terms of the 2007 Share Plan

All option awards will generally expire in 10 years from respective grant dates.

Options

a. Option Modifications

On November 8, 2010, the Board of Directors approved a modification to the terms of all options issued to 69 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out based on the fulfillment of service commitment made by these non-employee consultants. As a result of this modification, the Company recognized all remaining unrecognized compensation expense of US$2,452 related to the modified options for the year ended December 31, 2010.

On February 28, 2011, the Board of Directors approved another modification to the terms of all options issued to 51 employees and 70 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out to incentivize the employees and based on the fulfillment of service commitment made by non-employee consultants, respectively. As a result of this modification, the Company recognized all remaining unrecognized compensation expense of US$285 related to modified options for the year ended December 31, 2011.

b. Share-based Compensation to One Executive Officer Contingent upon IPO

On December 15, 2010 and March 15, 2011, the Company agreed to grant 499,117 and 90,883 options respectively to one of its executive officers. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on respective dates. At the same time, if the Company undertakes any additional equity financing before its IPO, it would issue additional options with the same terms to the executive officer so that total number of options granted would be equal to not less than 1% of the total shares, on a fully-diluted basis, outstanding on the date immediately preceding the closing of the Company’s IPO. These options contingent upon IPO were immediately and fully vested upon the closing of the Company’s IPO. The Company has completed its IPO on May 5, 2011, compensation expense of US$798 was recognized relating to these options contingent upon IPO for the year ended December 31, 2011 and there was no unrecognized compensation expense relating to these options as of December 31, 2011.

c. Share-based compensation to Two Executive Officers

On July 10, 2012, the Company granted 1,062,500 and 52,500 options respectively to two executive officers. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on the grant date. Compensation expense of US$262 was recognized relating to these options for the year ended December 31, 2012 and unrecognized compensation expense relating to these options amounted to US$797 as of December 31, 2012.

d. Share-based Compensation to a Significant Business Partner

On November 2, 2011, the Company agreed to grant 1,000,000 options to one of its significant business partners. These options were immediately and fully vested when granted. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on the grant date. Compensation expense of US$833 was recognized relating to these options for the year ended December 31, 2011 and there was no unrecognized compensation expense relating to these options as of December 31, 2011.

The Company also agreed to grant up to 5,000,000 performance related options to this business partner upon achieving certain revenue targets or successfully bringing in a strategic operator set forth in the agreement. The Group continuously performed assessment on the granting criteria and considered none of these performance-related criteria been met or expected to be met as of December 31, 2011, no related compensation expense was recognized. The business partner brought in a strategic operator in 2012. As a result, the Company granted 250,000 options to the business partner in July 10, 2012 and recognized compensation expense of US$265 for the year ended December 31, 2012.

e. Share-based compensation to non-employee consultant

On July 10, 2012, the Company granted 200,000 options to non-employee consultant as the payment of consulting fee. The fair value of share-based compensation to be recognized for these options is measured on each period end. The compensation expense of US$38 was recognized relating to these options for the year ended December 31, 2012.

The following tables summarize the Group’s share option activities for the years ended December 31, 2010, 2011 and 2012:

Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	12,483,000	0.15	8.27	2,018

Options granted	12,184,000	0.25	—	—
Options granted contingent upon IPO	499,117	0.40	—	—
Options forfeited or cancelled	(120,500)	0.22	—	—

Outstanding as of December 31, 2010	25,045,617	0.20	8.58	33,775

Options granted	15,657,942	1.24	—	—
Options granted contingent upon IPO	90,883	0.40	—	—
Options exercised	(16,217,250)	0.14	—	—
Options forfeited or cancelled	(881,590)	0.53	—	—

Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194

Options granted	3,535,450	1.35	—	—
Options exercised	(1,943,515)	0.28	—	—
Options forfeited or cancelled	(1,464,126)	0.90	—	—

Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077

Vested and exercisable as of December 31, 2010	15,169,521	0.10	8.10	21,996
Vested and exercisable as of December 31, 2011	4,208,831	0.27	7.42	3,316
Vested and exercisable as of December 31, 2012	9,143,752	0.85	7.69	3,275

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of December 31, 2009	8,595,000	0.19	8.39	985

Options granted	1,780,000	0.40	—	—

Outstanding as of December 31, 2010	10,375,000	0.23	6.12	13,716

Options granted	2,337,500	0.93	—	—
Options exercised	(10,375,000)	0.23	—	—

Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283

Options granted	450,000	1.35	—	—

Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577

Vested and exercisable as of December 31, 2010	10,375,000	0.23	6.12	13,716
Vested and exercisable as of December 31, 2011	1,000,000	0.91	9.84	144
Vested and exercisable as of December 31, 2012	1,584,375	0.99	8.97	348

Management is responsible for determining the fair value of options granted to employees and non-employees and considered a number of factors including valuations.

As disclosed in Notes 2(w), the Group’s share-based compensation cost is measured at the fair value of the award as calculated under the Binomial option-pricing models. Assumptions used in the option-pricing model are presented below:

Granted to Employees	2010		2011		2012
Average risk-free interest rate		3.92%		3.65%		2.4%
Exercise Multiple		2.00		2.62		2.39
Expected Forfeiture Rate (Post-vesting)		0.59%		0.75%		3.42%
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		75%		72%		51%
Dividend yield		0%		0%		0%
Share price	US$	1.236	US$	1.622	US$	1.600

Granted to Non-Employees	2010		2011		2012
Average risk-free interest rate		3.41%		2.70%		2.43%
Exercise Multiple		2.17		N/A		N/A
Expected Forfeiture Rate (Post-vesting)		—		—		—
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		65%		67%		53%
Dividend yield		0%		0%		0%
Share price	US$	0.648	US$	1.001	US$	1.619

The Group estimated the risk free rates based on the yield to maturity of China government bonds denominated in US$ as at the option respective valuation dates. Exercise multiple is estimated as the ratio of fair value of stock over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Multiples of 2 to 3 were used for the options granted in valuation analysis. Life of the stock options is the contract life of the option. Based on the option agreement, the contract life of the option is 10 years. The expected volatility at the date of grant date and each option valuation date was estimated based on historical volatility of comparable companies for the period before the grant date with length commensurate with the expected term of the options. The Group has no history or expectation of paying dividends on its common shares. The Group estimated the fair value of the common shares using the income approach or market approach when valuing options granted before IPO while closing prices of the Company’s publicly traded shares were adopted when valuing options granted in post-IPO period.

The Group estimated the forfeiture rate to be 5% for share options granted as of December 31, 2012.

The Group recorded options related share-based compensation expenses of US$12,502, US$9,874 and US$8,266 for the years ended December 31, 2010, 2011 and 2012, respectively, attributed using grade-vesting method over the requisite service period. As mentioned above, the Group also recorded related share-based compensation expense of US$798 for options granted to an executive upon the completion of IPO for the year ended December 31, 2011. Total fair values of options vested are US$8,468, US$2,736 and US$7,438, for employees and US$3,105, US$833 and US$546, for non-employees during the years ended December 31, 2010, 2011 and 2012, respectively. Weighted average grant date fair values per option are US$0.9854, US$1.1021 and US$0.9066 for the years ended December 31, 2010, 2011 and 2012, respectively. The total intrinsic values of options exercised during the years ended December 31, 2010, 2011 and 2012 were nil, US$15,108 and US$2,707, respectively. The Group did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2010, 2011 and 2012.

As of December 31, 2010, 2011 and 2012, there was US$5,855, US$15,741 and US$9,572, respectively, of total unrecognized compensation expense related to non-vested options under the 2007 Share Plan and 2011 Share Plan. Those costs are expected to be recognized over a weighted-average period of 2.74 years, 3.10 years and 2.58 years, respectively.

Restricted Shares

Share Awards granted under 2011 Share Plan

a. Share Awards to Senior Management

On May 6, 2011, the Group granted a number of restricted shares of the Company with a value of US$1,806 (the “Restricted Shares”) to one of its executive officers of NQ US as his signing incentives. The value of the Restricted Shares was calculated based on their grant date fair values. These Restricted Shares are subject to transfer restrictions with a vesting period of four years since the grant date and were valued at their estimated fair value on the date of the award. These shares were included in the Company’s 2011 Share Plan. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these Restricted Shares is measured on the grant date. On July 10, 2012, the Group granted additional restricted shares of the Company with a value of US$185 to the executive officer with the same vesting period. Compensation expense of US$621 and US$772 were recognized relating to the restricted shares for the years ended December 31, 2011 and 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$1,185 and US$598 as of December 31, 2011 and 2012.

The Group also agreed to award additional number of restricted shares of the Company with a value of US$250 to this executive officer for each contract executed with certain specific customers. The terms of each grant shall provide for full vesting on the second anniversary of the grant date based upon 1/24 vesting each month. The Group continuously performed assessments on the granting criteria and considered none of these performance-related criteria been met or expected to be met as of December 31, 2012, no related compensation expense was recognized.

On July 10, 2012, the Group granted a number of restricted shares of the Company with a value of US$1,604 (the “Restricted Shares”) to an executive officer as incentives. The value of the Restricted Shares was calculated based on their grant date fair values. 25% of the Restricted Shares will vest on the first-year anniversary of the grant date and 1/48 of the Restricted Shares will vest each month over a three-year period thereafter. These shares were included in the Company’s 2011 Share Plan. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these Restricted Shares is measured on the grant date. Compensation expense of US$397 was recognized relating to the Restricted Shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these Restricted Shares amounted to US$1,207 as of December 31, 2012.

On July 27, 2012, the Group granted 463,000 restricted ADSs of the Company with a value of US$1,189 (the “Restricted ADSs”) to two executive officers of NQ US as incentives. The value of the Restricted Shares was calculated based on their grant date fair values. These restricted ADSs are subject to the achievement of either specific performance or market conditions for each of the four-year period beginning the employment date and continued employment with the Company for each year and were valued at their estimated fair value on the date of the award. The restricted ADSs that become vested and non-forfeitable are up to 578,750 since they shall be determined on the last day of each fiscal year based on the percentage achievement of fiscal year performance goal. These shares were included in the Company’s 2011 Share Plan. The Company has first determined whether or not it was probable that the performance condition would be achieved. The fair value of the restricted ADSs calculated reflecting the market condition represents the minimum amount that is recognized as compensation cost assuming the requisite service is completed, even if the performance or market condition is not met. The fair value of the restricted ADSs (without considering the market condition) would be recognized if the performance condition is probable of being achieved. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved. As a result, the related compensation expense calculated based on the market condition is recognized over the requisite service period using graded vesting method. Compensation expense of US$374 was recognized relating to the restricted Shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these Restricted Shares amounted to US$815 as of December 31, 2012.

b. Share Awards to non-employee consultants

On July 10, 2012, the Group granted 1,150,000 of restricted shares of the Company to non-employee consultants as the payment of consulting fee. The fair value of share-based compensation to be recognized for these restricted shares is measured on each period end. 25% of the restricted Shares will vest on the first-year anniversary of the grant date and 1/48 of the Restricted Shares will vest each month over a three-year period thereafter. The consultants’ service period is four years since the restricted shares were granted. These shares were included in the Company’s 2011 Share Plan. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these restricted shares is measured on the grant date. Compensation expense of US$387 was recognized relating to the restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$1,002 as of December 31, 2012.

Other Share Awards

a. Share Awards to Co-Chief Executive Officer

On January 8, 2012, the Group granted 10, 000,000 restricted shares of the Company to the Co-Chief Executive Officer (“Co-CEO”) of the Company. Of the 10,000,000 restricted shares, 6,000,000 restricted shares will vest over four years provided that he continues his employment with the Company. 25% of the 6,000,000 restricted shares will vest on the first-year anniversary of the employment commencement date and 1/48 of 6,000,000 restricted shares will vest each month over a three-year period thereafter. The remaining 4,000,000 restricted shares are subject to the achievement of either specific performance or market conditions for each of the next four years. The value of the restricted shares under the market or performance conditions was calculated based on their grant date fair values without considering the possibility that the service conditions or performance conditions will be achieved. As all the criteria for establishing grant date were met, the fair value of share-based compensation being recognized for these restricted shares was measured on January 8, 2012.

For the 6,000,000 restricted shares that are subject only to the service condition, the related compensation expenses are being recognized using graded vesting method over the next four years. For the 4,000,000 restricted shares subject to either performance or market condition, the Company has first determined whether or not it was probable that the performance condition would be achieved. The fair value of the restricted shares calculated reflecting the market condition represents the minimum amount that is recognized as compensation cost assuming the requisite service is completed, even if the performance or market condition is not met.

Pursuant to the employment agreement among NQ US, the Company and Co-CEO, the Company shall establish a new entity, NQ Global and shall issue 15% equity interest in NQ Global (“NQ Global Shares”) to the Co-CEO for a nominal value. The NQ Global Shares have an embedded put option where the Co-CEO has the right in his sole discretion, to require the Company to purchase a portion or all of NQ Global Shares owned by the Co-CEO (“Put Option”) at their fair market value on the exercise date. While the NQ Global Shares are fully vested upon their issuance, the Put Option will vest and become exercisable at the rate of 25% of the underlying shares upon each of the first four annual anniversaries of the employment commencement date. All the key terms and conditions were substantially agreed among the counterparties in February 2012 and therefore the grant date was established at that time. Since these NQ Global Shares were fully vested upon grant, the entire compensation expenses of US$451 were recognized on the grant date. The fair value of 15% equity interest in NQ Global is determined based on the income approach.

On May 8, 2012, the Company modified the employment agreement among NQ US, the Company and the Co-CEO so that Co-CEO gave up his 15% equity interest in NQ Global and the related Put Option. Concurrently, the Company granted 9,000,000 restricted shares of the Company to the Co-CEO. Of the 9,000,000 restricted shares, 3,500,000 restricted shares are subject to a four-year service condition and the remaining 5,500,000 restricted shares are subject to the achievement of either specific performance or market conditions for each of the next four years. This was determined to be a modification to the original award granted to the Co-CEO. As a result, the incremental compensation expense of US$14,019, calculated as the excess of the fair value of the 9,000,000 restricted shares over the fair value of 15% equity interest in NQ Global on the modification date, was recognized from May 8, 2012 over the vesting period.

The restricted shares of 9,500,000 subject to either specific performance or market conditions that become vested and non-forfeitable are up to 11,875,000 since they shall be determined on the last day of each fiscal year based on the percentage achievement of fiscal year performance goal. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved for all the 9,500,000 restricted shares. As a result, the related compensation expense calculated based on the fair value on the grant date that reflects the market condition is recognized over the requisite service period using graded vesting method.

Of the 9,500,000 restricted shares that are subject to the achievement of either specific performance or market conditions, 2,521,755 restricted shares were granted and vested on December 31, 2012, since the market condition for the year ended December 31, 2012 was achieved.

Compensation expense of US$12,330 was recognized relating to the 19,000,000 restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$11,134 as of December 31, 2012.

Three amendments were signed between the company and Co-CEO on January 7, 2013, January 30, 2013 and March 23, 2013 respectively. Any restricted shares that would have vested on January 8, 2013, January 31, 2013, February 28, 2013 or March 31, 2013 shall vest on March 29, 2013 according to these amendments.

On April 3, 2013, an amendment was signed between the Company, the NQ US and the Co-CEO, under which the market conditions were removed and the performance conditions was revised for the restricted shares that will vest in 2013 through 2015.

The Group is in the process of assessing the accounting implications for these amendments.

b. Share Awards in connection with acquisitions

The Group granted 2,875,000 restricted shares of the Company to the non-controlling interest shareholder of NationSky in May, 2012 (Note 4). The value of the restricted shares was calculated based on the fair value of the acquisition date on which all the criteria for establishing grant date were met. These restricted shares are subject to a vesting period of four years and/or certain performance related targets. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these restricted shares is measured on the grant date. Of 2,875,000 restricted shares, 1,725,000 restricted shares are subject only to the service condition. The related compensation expenses are being recognized using graded vesting method over the next four years. The remaining 1,150,000 restricted shares are subject to both performance and service condition. The Company has first determined whether or not it was probable that the performance condition would be achieved. The compensation expense would be recognized if the performance condition is probable of being achieved. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved. As a result, the related compensation expense was not recognized. Compensation expense of US$1,193 was recognized relating to the restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$2,378 as of December 31, 2012.

The Group granted 18,519,971 restricted shares of the Company to the original shareholder of Beijing Feiliu and Beijing Red on November 30, 2012. The value of the restricted shares was calculated based on the fair value of the acquisition date on which all the criteria for establishing grant date were met. These restricted shares are subject to a vesting period of four years and/or certain performance related targets. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these restricted shares is measured on the grant date. Of 18,519,971 restricted shares, 6,173,324 restricted shares are subject only to the service condition. The related compensation expenses are being recognized using graded vesting method over the next four years. The remaining 12,346,647 restricted shares are subject to both performance and service condition, the Company has first determined whether or not it was probable that the performance condition would be achieved. The compensation expense would be recognized if the performance condition is probable of being achieved. As of December 31, 2012, the Company determines that it is not probable that the performance conditions will be achieved. As a result, the related compensation expense was not recognized. Compensation expense of US$356 was recognized relating to the restricted shares for the year ended December 31, 2012 and unrecognized compensation expense relating to these restricted shares amounted to US$7,855 as of December 31, 2012.

The summary of restricted share activities during 2011 and 2012 is presented below:

	Number of shares	Fair value per share at grant date
		US$
Unvested as of January 1, 2011	—	—
Granted	1,075,000	1.6800
Vested	—	—

Unvested as of December 31 , 2011	1,075,000	1.6800

Granted	47,973,506	1.2379
Forfeited	(1,021,995)	1.4936
Vested	(2,992,985)	0.8971

Unvested as of December 31 , 2012	45,033,526	1.2653

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2010, 2011 and 2012 were US$ nil, US$ nil and US$ 4,010, respectively.

As of December 31, 2010, 2011 and 2012, Awards available for future grants amounted to 994,825, 2,970,500 and 5,944,731 common shares, respectively.